COMMITMENTS AND CONTINGENCIES - Government Grants (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Government Assistance [Line Items]
Government assistance, amount	$ 0.7
Grants receivable	0.5
Cost of revenue
Government Assistance [Line Items]
Government assistance, amount	$ 0.3
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of revenue	Cost of revenue
Other operating income (expense)
Government Assistance [Line Items]
Government assistance, amount	$ 0.4
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses